Segments of Operations (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment reporting information, by segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2020	2019	2018
Assets
Annuity	$47,886	$45,217	$40,115
Run-off life	685	676	686

Total assets	$48,571	$45,893	$40,801

	Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019	2018
	(unaudited)	(unaudited)
Revenues
Annuity:
Net investment income	$1,316	$1,268	$1,699	$1,792	$1,638
Other income	76	73	97	108	108

Total annuity	1,392	1,341	1,796	1,900	1,746
Run-off life	33	35	47	49	50

Total revenues before realized gains (losses)	1,425	1,376	1,843	1,949	1,796
Realized gains (losses) on securities	112	(105)	365	132	(105)

Total revenues	$1,537	$1,271	$2,208	$2,081	$1,691

	Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019	2018
	(unaudited)	(unaudited)
Earnings Before (Loss) Income Taxes
Annuity	$303	$89	$170	$363	$363
Run-off life	2	(6)	(6)	2	(2)

Total earnings before realized gains (losses) and income taxes	305	83	164	365	361
Realized gains (losses) on securities	112	(105)	365	132	(105)

Total earnings (loss) before income taxes	$417	$(22)	$529	$497	$256